OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	December 31, 2024	December 31, 2023
Prepaid expenses	1,768	1,517
Receivable from charterers(1)	1,646	—
Other receivables(2)	2,391	1,895
Other current assets	5,805	3,412

(1) Receivable from charterers as of December 31, 2024 relates to the EUAs due from charterers under the EU ETS (see Note 2).
(2) Included in “other receivables” as of December 31, 2023 is the current portion of debt guarantees compensation provided by Golar for the payment obligations of two of the acquired subsidiaries' debt related to two LNG carriers, Kool Ice and Kool Kelvin. The guarantee ended on November 14, 2024 with no debt guarantee remaining on our balance sheet as at year ended December 31, 2024.